Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2013

Collection Period Start	23-May-13	Distribution Date	17-Jun-13
Collection Period End	31-May-13	30/360 Days	22
Beg. of Interest Period	23-May-13	Actual/360 Days	25
End of Interest Period	17-Jun-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,517,865,698.77	1,493,197,239.16	0.9837479
Total Securities		1,517,865,698.77	1,517,865,698.77	1,493,197,239.16	0.9837479
Class A-1 Notes	0.230000%	195,000,000.00	195,000,000.00	170,331,540.39	0.8734951
Class A-2a Notes	0.450000%	195,000,000.00	195,000,000.00	195,000,000.00	1.0000000
Class A-2b Notes	0.326280%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,668,459.61	31,145.83	126.5049211	0.1597222
Class A-2a Notes	0.00	53,625.00	0.0000000	0.2750000
Class A-2b Notes	0.00	90,633.33	0.0000000	0.2265833
Class A-3 Notes	0.00	134,200.00	0.0000000	0.3727778
Class A-4 Notes	0.00	49,665.31	0.0000000	0.4522223
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,668,459.61	359,269.47

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				19,312,463.17
Monthly Interest				6,093,276.32
Total Monthly Payments				25,405,739.49

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,539,454.82
Aggregate Sales Proceeds Advance				737,767.49
Total Advances				2,277,222.31

Vehicle Disposition Proceeds:
Reallocation Payments				414,213.95
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,075,697.86
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				487,672.85
Residual Value Surplus				4,616.54
Total Collections				36,665,163.00

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	274,975.00			14
Involuntary Repossession	-			-
Voluntary Repossession	34,129.00			2
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		486,902.37		24
Customer Payoff			48,069.62	1
Grounding Dealer Payoff			5,664,947.13	215
Dealer Purchase			2,242,951.15	82
Total	309,104.00	486,902.37	7,955,967.90	338

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	66,441	1,742,860,784.71	7.00000%	1,517,865,698.77
Total Depreciation Received		(21,179,046.79)		(16,082,966.30)
Principal Amount of Gross Losses	(28)	(590,872.61)		(520,248.15)
Repurchase / Reallocation	-	-		-
Early Terminations	(12)	(282,659.51)		(249,886.94)
Scheduled Terminations	(335)	(8,798,976.56)		(7,815,358.22)
Pool Balance - End of Period	66,066	1,712,009,229.24		1,493,197,239.16

Remaining Pool Balance
Lease Payment				567,255,202.95
Residual Value				925,942,036.21
Total				1,493,197,239.16

III. DISTRIBUTIONS

Total Collections					36,665,163.00
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					36,665,163.00

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					1,264,888.08
Servicing Fee Paid					1,264,888.08
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,264,888.08

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					31,145.83

Class A-1 Notes Monthly Interest Paid					31,145.83
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					53,625.00

Class A-2 Notes Monthly Interest Paid					53,625.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					90,633.33

Class A-2 Notes Monthly Interest Paid					90,633.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					134,200.00

Class A-3 Notes Monthly Interest Paid					134,200.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	49,665.31

Class A-4 Notes Monthly Interest Paid	49,665.31
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	359,269.47
Total Note and Certificate Monthly Interest Paid	359,269.47
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,041,005.45

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,668,459.61

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	24,668,459.61
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	10,372,545.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		7,589,328.49
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		7,589,328.49
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		10,372,545.84
Gross Reserve Account Balance		17,961,874.33
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		17,961,874.33

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.38
Monthly Prepayment Speed		64%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	521,801.85
Securitization Value of Defaulted Receivables and Casualty Receivables	520,248.15	28
Aggregate Defaulted and Casualty Gain (Loss)	1,553.70
Pool Balance at Beginning of Collection Period	1,517,865,698.77
Net Loss Ratio	0.0001%

Cumulative Net Losses for all Periods	-0.0001%	(1,553.70)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,273,200.61	194
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	4,273,200.61	194
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	274,975.00	14
Securitization Value	302,684.01
Aggregate Residual Gain (Loss)	(27,709.01)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	274,975.00	14
Cumulative Securitization Value	302,684.01
Cumulative Residual Gain (Loss)	(27,709.01)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		737,767.49
Ending Balance of Residual Advance		737,767.49

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		1,539,454.82
Ending Balance of Payment Advance		1,539,454.82

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No